Note 1 - Nature of Operations	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of nature of operations [text block]
1.	NATURE OF OPERATIONS

MAG Silver Corp. (the “Company” or “MAG”) was incorporated on
April 21, 1999
under the Company Act of the Province of British Columbia and its shares were listed on the TSX Venture Exchange on
April 21, 2000
and subsequently moved to a TSX listing on
October 5, 2007.

The Company is an exploration and development company working on mineral properties that it has a direct or indirect interest in, that have either been staked or acquired by way of option agreement. The Company has not
yet determined whether these mineral properties contain any economically recoverable ore reserves. The Company defers all acquisition, exploration and development costs related to the properties on which it is conducting exploration. The recoverability of these amounts is dependent upon the existence of economically recoverable reserves, the ability of the Company to obtain the necessary financing to complete the development of the interests, and future profitable production, or alternatively, upon the Company’s ability to dispose of its interests on a profitable basis.

Although the Company has taken steps to verify title to the properties on which it is conducting exploration and in which it has an interest, in accordance with industry standards for the current stage of exploration of such properties, these procedures do not
guarantee the Company’s title. Property title
may
be subject to unregistered prior agreements and non-compliance with regulatory requirements.

Address of registered offices of the Company:
2600
–
595
Burrard Street
Vancouver, British Columbia,
Canada
V7X
1L3

Head office and principal place of business:
770
–
800
West Pender Street
Vancouver, British Columbia,
Canada
V6C
2V6